Income Taxes (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income tax from operations, by jurisdiction
U.S. Federal income tax (expense) benefit		$ (13,000)	$ 118,000
State and local income tax (expense) benefit		(1,000)	15,000
Income tax (expense) benefit	(14,485)	(14,485)	133,194
Income tax from operations, current and deferred
Current income tax (expense) benefit		(14,000)	38,000
Deferred income tax (expense) benefit			95,000
Income tax (expense) benefit	(14,485)	(14,485)	133,194
Deferred tax assets
Deferred rent		19,000	32,000
Accrued vacation		39,000	33,000
Tax credit/grants		82,000	23,000
Deferred compensation			274,000
Net operating loss carryforward		15,922,000	13,912,000
Accrued bonus		154,000	165,000
Stock based compensation		25,000	41,000
Inventory adjustments			426,000
Accrued expenses		38,000	38,000
Other		5,000	27,000
Total deferred tax asset		16,284,000	14,971,000
Deferred tax liabilities
Property and equipment		(4,000)	(23,000)
Change in accounting method - accrued bonus		(20,000)	(41,000)
Deferred tax liabilities		(24,000)	(64,000)
Valuation allowance		(16,260,000)	(14,907,000)
Net deferred tax asset		0
U.S. federal
Operating loss carryforwards
Gross operating loss carryforwards		39,000,000	33,900,000
State
Operating loss carryforwards
Gross operating loss carryforwards		$ 49,900,000	$ 44,600,000